CONSOLIDATED STATEMENTS OF CASH FLOWS (PARENTHETICAL) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Aug. 20, 2011	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Issuance costs	$ 207	$ 207